Notes Payable - Gross Principal Maturities of Notes Payable (Details) $ in Millions	Mar. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2019 (remaining)	$ 4.5
2019	6.6
2020	155.9
2021	105.8
2022	28.5
Thereafter	9.2
Total Long Term Debt	$ 310.5